Net Contributions (Withdrawals) by Contract Owners	12 Months Ended
Dec. 31, 2016
Net Contributions Withdrawals By Contract Owners [Abstract]
Net Contributions (Withdrawals) by Contract Owners
Net Contributions (Withdrawals) by Contract Owners
Net contributions (withdrawals) by contract owners for the Real Property Account by product for the years ended December 31, 2016, 2015 and 2014 were as follows:

December 31, 2016	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$202,942	$32,723	$—	$—	$235,665
Policy loans	(146,138)	(11,265)	—	—	(157,403)
Policy loan repayments and interest	199,916	22,762	—	—	222,678
Surrenders, withdrawals and death benefits	(293,113)	(74,749)	—	—	(367,862)
Net transfers from/(to) other subaccounts or fixed rate option	(70,978)	8,092	—	—	(62,886)
Administrative and other charges	(165,657)	(34,577)	—	(187)	(200,421)
	$(273,028)	$(57,014)	$—	$(187)	$(330,229)

December 31, 2015	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$213,205	$35,661	$—	$—	$248,866
Policy loans	(123,429)	(11,826)	—	—	(135,255)
Policy loan repayments and interest	143,872	19,801	—	—	163,673
Surrenders, withdrawals and death benefits	(254,325)	(50,233)	—	(70,216)	(374,774)
Net transfers from/(to) other subaccounts or fixed rate option	11,809	10,808	—	—	22,617
Administrative and other charges	(160,712)	(32,951)	—	(233)	(193,896)
	$(169,580)	$(28,740)	$—	$(70,449)	$(268,769)

December 31, 2014	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$199,756	$35,897	$—	$—	$235,653
Policy loans	(86,270)	(14,257)	—	—	(100,527)
Policy loan repayments and interest	109,003	20,799	—	—	129,802
Surrenders, withdrawals and death benefits	(122,206)	(84,488)	—	—	(206,694)
Net transfers from/(to) other subaccounts or fixed rate option	(77,993)	(31,079)	—	—	(109,072)
Administrative and other charges	(156,667)	(31,857)	—	(558)	(189,082)
	$(134,377)	$(104,985)	$—	$(558)	$(239,920)